Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Current interest-bearing loans and borrowings, beginning of the year	$ 112,148	$ 196,898
Non-current interest-bearing loans and borrowings, beginning of the year	160,887	108,039
Total liabilities from financing activities, beginning of the year	273,035	304,937
Net cash flows, current	(22,356)	(152,984)
Net cash flows, non-current	381,255	111,776
Net cash flows, total	358,899	(41,208)
Accrued Interest, current	5,118	761
Accrued interest	5,118	761
Foreign exchange movement, current	(739)	739
Foreign exchange movement, total	(739)	739
Reclassification and other, current	121,804	65,063
Reclassification and other, non-current	(121,804)	(65,063)
Other, current	(479)	124
Other, non-current	(1,454)	442
Other, total	(1,933)	566
Conversion effects, current	4,793	1,547
Conversion effects, non current	13,892	5,693
Conversion effects	18,685	7,240
Current interest-bearing loans and borrowings, end of the year	220,289	112,148
Non-current interest-bearing loans and borrowings, end of the year	432,776	160,887
Total liabilities from financing activities, end of the year	$ 653,065	$ 273,035